Financial income and expenses	12 Months Ended
Dec. 31, 2023
DisclosureOfFinanceIncomeExpense [Abstract]
Financial income and expenses
29. Financial income and expense

TCHF	2023	2022
Interest income on cash deposits	64	—
Interest income on deferred payment (note 7.2)	29	—
Interest income on loans	—	18

Total financial income	93	18

Unwinding of discount on provisions (note 18)	(303)	(1,308)
SSF commitment fee (note 19)	(417)	(416)
Negative interest on cash deposits	—	(93)
Interest expense related to leases (note 8)	(27)	(33)
Bank charges	(20)	(40)
Foreign exchange loss, net	(65)	(374)
Other financial expenses	(117)	(30)

Total financial expense	(949)	(2,294)